Commitments and contingencies - Income tax declaration for 2013 (Details)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Nov. 17, 2020 PEN (S/)	Nov. 17, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized				$ 1,100,000,000
Contingent liability			S/ 43,462,000	11,993,000
SUNAT | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Payments of tax debt					S/ 4,744,000	$ 1,311,000
SUNAT | Year 2013 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized	S/ 148,730,000						$ 41,040,000
Contingent liability			S/ 65,751,000	$ 18,143,000
SUNAT | Tax year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized								S/ 94,898,000	$ 26,186,000
Disallowance of bonus paid to contractors	S/ 2,067,000	$ 570,000